Restructuring, Impairment and Other Charges - Schedule of Net Restructuring, Impairment and Other Charges (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Restructuring Cost And Reserve [Line Items]
Employee Terminations	$ 13	$ 8	$ 20
Other Restructuring Charges	24	7	7
Total Restructuring Charges	37	15	27
Impairment	88	0	8
Other Charges	4	3	22
Total	129	18	57
Total Operating Segments | Magazines, Catalogs and Logistics
Restructuring Cost And Reserve [Line Items]
Employee Terminations	6	3	4
Other Restructuring Charges	4	0	2
Total Restructuring Charges	10	3	6
Impairment	75	0	0
Other Charges	1	1	1
Total	86	4	7
Total Operating Segments | Book
Restructuring Cost And Reserve [Line Items]
Employee Terminations	5	1	2
Other Restructuring Charges	2	3	3
Total Restructuring Charges	7	4	5
Impairment	5	0	2
Other Charges	3	2	21
Total	15	6	28
Total Operating Segments | Office Products
Restructuring Cost And Reserve [Line Items]
Employee Terminations	1		1
Other Restructuring Charges	0		2
Total Restructuring Charges	1		3
Impairment	3		1
Other Charges	0		0
Total	4		4
Total Operating Segments | Other
Restructuring Cost And Reserve [Line Items]
Employee Terminations	1	2	13
Other Restructuring Charges	1	3	0
Total Restructuring Charges	2	5	13
Impairment	5	0	5
Other Charges	0	0	0
Total	7	5	$ 18
Corporate
Restructuring Cost And Reserve [Line Items]
Employee Terminations	0	2
Other Restructuring Charges	17	1
Total Restructuring Charges	17	3
Impairment	0	0
Other Charges	0	0
Total	$ 17	$ 3